Subsequent Events - Additional Information (Details) - Subsequent Event [Member] - 2026 [Member] - Listed Securities [Member] ¥ in Millions, shares in Millions	Jan. 01, 2026 CNY (¥) shares
Subsequent Event [Line Items]
Share Repurchase Program, Authorized, Number of Shares | shares	2.9
Treasury Stock, Value, Acquired, Cost Method | ¥	¥ 68.8
Share Repurchase Program, Authorized, Amount | ¥	¥ 200.0
Treasury Stock, Shares, Acquired | shares	9.9